CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 13,836	$ 20,268
Restricted cash	31	292
Trade receivables (net of allowance for doubtful accounts of $ 207 and $ 161 at December 31, 2018 and 2017, respectively)	427	332
Other accounts receivable and prepaid expenses	320	506
Total current assets	14,614	21,398
LONG-TERM INVESTMENTS:
Long-term deposits	2,477	3,483
Investments in companies and associates	14,377	17,556
Total long-term investments	16,854	21,039
PROPERTY AND OTHER ASSETS, NET
Real estate property, net	212,349	216,726
Other assets, net	141	140
Total property, equipment and other assets	212,490	216,866
Total assets	243,958	259,303
CURRENT LIABILITIES:
Current maturities of long-term loans and bonds	5,788	6,048
Other accounts payable and accrued expenses	4,103	4,362
Total liabilities attributed to discontinued operations	2,061	2,061
Total current liabilities	11,952	12,471
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	13,752	14,042
Land lease liability, net	6,134	6,295
Other Long-Term Liabilities	206	294
Loan from controlling shareholder	2,476	4,886
Long-term loans, net of current maturities	130,806	135,774
Long-term bonds, net of current maturities	5,239	8,473
Total long-term liabilities	158,613	169,764
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2018 and 2017; Issued: 5,216,256 and 5,214,256 shares at December 31, 2018 and 2017, respectively; Outstanding: 5,198,361 and 5,188,361 shares at December 31, 2018 and 2017, respectively	994	993
Additional paid-in capital	138,187	138,170
Treasury shares: 17,895 and 25,895 shares at December 31, 2018 and 2017, respectively	(87)	(87)
Other reserves	(706)	9
Accumulated deficit	(84,829)	(82,048)
Total shareholders' equity of Optibase Ltd.	53,559	57,037
Non-controlling interests	19,834	20,031
Total shareholders' equity	73,393	77,068
Total liabilities and shareholders' equity	$ 243,958	$ 259,303